Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Activities:
Profit before tax	¥ 1,118,976	¥ 880,352	¥ 1,325,700
Income taxes paid-net	(105,880)	(337,299)	(297,767)
Other operating activities-net	395,318	104,575	420,231
Net cash and cash equivalents provided by (used in) operating activities	11,171,981	3,740,599	(1,912,325)
Investing Activities:
Other investing activities-net		1,192	6,697
Net cash and cash equivalents provided by (used in) investing activities	(3,593,677)	851,580	5,485,518
Financing Activities:
Proceeds from issuance of long-term borrowings			18,000
Proceeds from issuance of other equity instruments	149,916	149,887	299,895
Dividends paid to shareholders	(218,569)	(205,078)	(211,952)
Coupons paid to other equity instruments holders	(9,722)	(7,929)	(2,773)
Purchases of treasury stock and proceeds from sale of treasury stock-net	379	179,657	(137)
Net cash and cash equivalents provided by financing activities	(360,802)	(174,251)	(65,653)
Net increase of cash and cash equivalents	7,171,637	4,117,853	3,018,209
Cash and cash equivalents at beginning of period	46,244,819	42,126,966	39,108,757
Cash and cash equivalents at end of period	53,416,456	46,244,819	42,126,966
SMFG [member]
Operating Activities:
Profit before tax	234,714	427,768	537,098
Income taxes paid-net	35,010	23,427	(7,980)
Other operating activities-net	(3,736)	(4,580)	(3,019)
Net cash and cash equivalents provided by (used in) operating activities	265,988	446,615	526,099
Investing Activities:
Other investing activities-net	(13,833)	(5)	(76)
Net cash and cash equivalents provided by (used in) investing activities	(2,255,607)	(1,972,258)	(1,073,716)
Financing Activities:
Proceeds from issuance of long-term borrowings	66,415	83,806	18,000
Proceeds from issuance of debt securities	1,525,271	1,738,267	754,274
Proceeds from issuance of other equity instruments	149,080	149,081	297,431
Dividends paid to shareholders	(218,569)	(211,501)	(218,589)
Coupons paid to other equity instruments holders	(9,722)	(7,929)	(2,773)
Purchases of treasury stock and proceeds from sale of treasury stock-net	380	(86)	(138)
Net cash and cash equivalents provided by financing activities	1,512,855	1,751,638	848,205
Net increase of cash and cash equivalents	(476,764)	225,995	300,588
Cash and cash equivalents at beginning of period	728,445	502,450	201,862
Cash and cash equivalents at end of period	251,681	728,445	502,450
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (2,241,774)	¥ (1,972,253)	¥ (1,073,640)